Shares Issued and Outstanding (Tables)	6 Months Ended
Jun. 30, 2026
Shares Issued and Outstanding [Abstract]
Shares issued and outstanding

in million.	Jun 30, 2026	Dec 31, 2025
Shares issued	1,910.6	1,910.6
Shares in treasury	31.5	7.7
Of which:
Buyback	31.5	7.7
Other	—	—
Shares outstanding	1,879.0	1,902.9